Leases (Details) - Schedule of Future Maturities of Operating Lease Liabilities - USD ($) $ in Thousands			6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023	Jun. 30, 2022
Schedule of future maturities of operating lease liabilities [Abstract]
2023	$ 293		$ 150
2024	301		301
2025	310		310
2026	144		144
Total lease payments	1,048		905
Less: imputed interest	(137)		(103)
Present value of operating lease liabilities			802
Cash paid for operating leases	$ 284	$ 128	$ 144	$ 140
Remaining lease term - operating leases (in years)	3 years 6 months		3 years
Average discount rate - operating leases	8.00%		8.00%